Operating expenses	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(in thousands of euro)	June 30, 2024			June 30, 2023
	R&D	G&A	Total	R&D	G&A	Total
Subcontracting costs(1)	(15,585)	—	(15,585)	(15,857)	—	(15,857)
Cost of supplies and consumable materials	(1,485)	(153)	(1,638)	(1,410)	(100)	(1,510)
Personnel expenses other than share-based compensation	(7,532)	(3,470)	(11,002)	(7,781)	(3,871)	(11,652)
Share-based compensation	(1,175)	(531)	(1,706)	(905)	(496)	(1,401)
Personnel expenses	(8,707)	(4,001)	(12,708)	(8,686)	(4,367)	(13,053)
Non-scientific advisory and consulting(2)	(124)	(1,934)	(2,058)	(532)	(1,662)	(2,194)
Leasing and maintenance	(490)	(710)	(1,200)	(470)	(445)	(915)
Travel expenses and meeting attendance	(272)	(151)	(423)	(180)	(143)	(323)
Marketing, communication and public relations	(16)	(164)	(180)	(34)	(142)	(176)
Scientific advisory and consulting(3)	(933)	—	(933)	(561)	—	(561)
Other purchases and external expenses	(10)	(1,125)	(1,135)	(13)	(1,153)	(1,166)
Depreciation and amortization	(643)	(503)	(1,146)	(3,044)	(601)	(3,645)
Intellectual property expenses	(568)	(128)	(696)	(570)	(68)	(638)
Other income and (expenses), net	(242)	(714)	(956)	(98)	(464)	(562)
Total operating expenses	(29,076)	(9,582)	(38,657)	(31,453)	(9,144)	(40,597)

(1)The Company subcontracts a significant part of its pre-clinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties.
(2)Non-scientific advisory and consulting are services performed to support the general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
Personnel expenses other than share-based compensation
The line item amounted to €11,002 thousand and €11,652 thousand for the six months ended June 30, 2024 and 2023 respectively. The Company had 168 full time equivalent employees as of June 30, 2024, compared to 191 as of June 30, 2023. June 30, 2024, we had 135 employees, in research and development functions, compared to 151 employees as of June 30, 2023. Meanwhile, the administrative staff, totaled 39 people, compared to 45.
Depreciation and amortization
As of June 30, 2023, this amount includes the amortization of the additional payment made to Orega Biotech in 2023 for and amount of €2,000 thousand and the amortization of rights related to the monalizumab for an amount of €651 thousand. As of June 30, 2024, this amount included the amortization of rights related to the monalizumab for an amount of €294 thousand . (see Note 6).
Cost of suppliers and consumable materials
Cost of supplies and consumable materials consists mainly of the cost of procurement of the Company’s drug substance and/or drug product that is manufactured by third-parties, respectively.